Employee Benefits, Defined Benefit Obligation (DBO), Plan Assets for Pension and Other Benefit Obligation Plans (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	$ 157,866,603	$ 134,420,606	$ 128,400,391	$ 131,410,989
Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	157,573,696	134,188,504
Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	143,699,214	118,286,212
Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	6,954,741	7,227,422
Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,540,352	5,290,237
Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,379,389	3,384,633
DBO [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	343,421,367	334,458,153	330,862,941	345,315,712
DBO [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	343,128,460	334,226,051
DBO [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	303,027,238	293,551,400
DBO [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	24,608,173	22,244,771
DBO [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	12,113,660	15,045,247
DBO [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,379,389	3,384,633
Plan Assets [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(190,035,808)	(204,092,587)	(208,526,619)	(218,327,182)
Plan Assets [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(190,035,808)	(204,092,587)
Plan Assets [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(159,328,024)	(175,265,188)
Plan Assets [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(17,653,432)	(15,017,349)
Plan Assets [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(13,054,352)	(13,810,050)
Plan Assets [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	4,481,044	4,055,040	$ 6,064,069	$ 4,422,459
Effect of Asset Ceiling [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	4,481,044	4,055,040
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	4,481,044	4,055,040
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	$ 0	$ 0